Restatement of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2011
Restatement of Consolidated Financial Statements [Abstract]
Restatement of Consolidated Financial Statements
2.  Restatement of Consolidated Financial Statements

Warrant.  On November 2, 2010, the Company filed an Amended and Restated Certificate of Designations, Preferences, and Rights (the "Amended Designation") for its Series A-1 and Series A-2 Preferred Stock.  The Amended Designation was approved by the number of requisite votes from the holders of the Company's Series A Preferred Stock and was filed with the Delaware Secretary of State in accordance with a consent agreement entered into between the Company and the holders of 2/3 of the Series A Preferred Stock (the "Consent Agreement").   The Consent Agreement provided that, in exchange for voting in favor of the Amended Designation, the expiration date of the warrants held by the holders who signed the Consent Agreement would be extended to July 2015 and the price-based anti-dilution rights on such warrants would be removed.

The number of warrants held by the holders who signed the Consent Agreement totaled 40,032,833 shares (the "Consent Warrants") out of the Company's total number of warrants of 47,232,459 shares as of the date of the Amended Designation.  The Consent Warrants were initially recorded as liabilities on the Company's consolidated financial statements in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 815-10, Derivatives and Hedging, and FASB ASC 815-40, Contracts in Entity's Own Equity, due to their price-based anti-dilution rights ("FASB ASC 815").  The Company recently determined that once the anti-dilution rights were removed, the Consent Warrants no longer met the criteria under FASB ASC 815.  After further evaluation under FASB ASC 815, the Company concluded that the Consent Warrants should no longer be recorded as liabilities and instead should be recorded as equity.

Earnings per share attributable to common shareholders. During the year ended December 31, 2010, the Company had recorded $653 as a dividend accrual for the Series A Preferred Stock and should have calculated net loss attributable to common shareholders net of the dividends accrued in accordance with FASB ASC 260, Earnings Per Share (see Note 16).  The impact of the dividend accrual resulted in additional $0.01 of basic loss per share for the year ended December 31, 2010.

The following table presents the impact of the financial adjustments on the Company's previously reported consolidated balance sheet for the year ended December 31, 2010:

	December 31,
	2010	2010
	(as previously reported and reclassified)	(as restated)

Current liabilities:
Warrant liabilities	$12,819	$1,328
Total current liabilities	26,942	15,451
Total liabilities	27,623	16,132

Shareholders' deficit:
Warrants (Note 3)	-	24,438
Accumulated deficit	(168,976)	(181,923)
Total Liquidmetal Technologies, Inc shareholders deficit	(22,146)	(10,654)

The following table presents the impact of the financial adjustments on the Company's previously reported consolidated statement of operations for the year ended December 31, 2010:

	December 31,
	2010	2010
	(as previously reported and reclassified)	(as restated)
Change in value of warrants, loss	(10,394)	(23,341)
Loss from continuing operations before income taxes	(2,017)	(14,963)
Loss from continuing operations	(2,017)	(14,964)
Net loss	(4,696)	(17,643)
Preferred stockholders dividends	-	(653)
Net (loss) available (attributable) to common stockholders	(4,696)	(18,296)
Basic income (loss) per share	(0.07)	(0.28)

The following table presents the impact of the financial adjustments on the Company's previously reported condensed consolidated statements of operations for the quarters ended March 31, 2011 (unaudited), June 30, 2011 (unaudited) and September 30, 2011 (unaudited):

	For the three months ended		For the three months ended		For the three months ended
	September 30, 2011 (unaudited)		June 30, 2011 (unaudited)		March 31, 2011 (unaudited)
	(as previously reported and reclassified)	(as restated)	(as previously reported and reclassified)	(as restated)	(as previously reported and reclassified)	(as restated)

Change in value of warrants, gain (loss)	9,970	743	4,733	596	(7,816)	(11)
Income (loss) from continuing operations before income taxes	7,769	(1,458)	3,060	(1,077)	(8,770)	(965)
Income (loss) from continuing operations	7,769	(1,458)	3,060	(1,077)	(8,770)	(965)
Income (loss) from continuing operations before non-controlling interest	7,342	(1,885)	2,948	(1,189)	(9,199)	(1,394)
Net income (loss) attributable to Liquidmetal Technologies	7,317	(1,910)	2,929	(1,208)	(9,144)	(1,339)

Basic income (loss) per share	$0.06	$(0.01)	$0.03	$(0.01)	$(0.09)	$(0.01)
Diluted income (loss) per share	$0.04	$(0.01)	$0.02	$(0.01)	$(0.09)	$(0.01)